Exceptional items (Tables)	6 Months Ended
Jun. 30, 2025
Exceptional items
Schedule of exceptional items

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
	$'m	$'m	$'m	$'m
Start-up related and other costs	3	9	5	17
Impairment - property, plant and equipment	10	—	10	—
Exceptional items – cost of sales	13	9	15	17
Transaction-related and other costs	1	1	2	4
Exceptional items – SG&A expenses	1	1	2	4
Exceptional finance expense/(income)	8	—	2	(17)
Exceptional items – finance expense/(income)	8	—	2	(17)
Exceptional income tax credit	(1)	(2)	(1)	(3)
Total exceptional items, net of tax	21	8	18	1